NATURE OF OPERATIONS (Narrative) (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2022	Apr. 30, 2023
Disclosure Of Nature Of Operations [Abstract]
Operating losses	$ 2,622	$ 7,351	$ 6,193	$ 16,732
Accumulated deficit	79,281		79,281		$ 73,088
Cash on hand	$ 6,100		$ 6,100